Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transactions
12. RELATED PARTY TRANSACTIONS
The majority of the Company’s revenues, including all management fees and administrative fees, are earned from the products it manages, which are considered related parties.

Reimbursements from the Company’s Products
Administrative fees represent allocable compensation and other expenses incurred by the Company, pursuant to administrative agreements, that are reimbursed by products it manages. These administrative fees are included within administrative, transaction and other fees on the consolidated and combined statements of operations and totaled $6.8 million and $10.3 million during the three and six months ended June 30, 2021, respectively, and $3.0 million and $5.8 million during the three and six months ended June 30, 2020, respectively.
The Company also has arrangements in place with products that it manages, whereby certain costs are initially paid by the Company and subsequently are reimbursed by the products. These amounts are included within due from related parties in the Company’s consolidated and combined statements of financial condition.

(dollars in thousands)	June 30, 2021	December 31, 2020
Management fees	$113,104	$78,586
Administrative fees and other expenses paid on behalf of the Company’s products and other related parties	34,423	14,112

Due from Related Parties	$147,527	$92,698

Employee Capital Invested in the Company’s Products
The Company’s executives and other employees have invested in and committed to the Company’s products approximately $1.9 billion and $480.0 million as of June 30, 2021 and December 31, 2020, respectively, and a portion of these investments are not charged fees. The increase from the prior year is a result of the Business Combination due to the addition of related party investments and commitments in the GP Capital Solutions products.
Expense Support and Caps Arrangements
The Company is party to expense support and cap arrangements with certain of the products it manages. Pursuant to these arrangements, the Company may absorb certain expenses of these products when in excess of stated expense caps or until such products reach certain profitability and cash flow thresholds. In certain cases, the Company is able to recover these expenses once certain profitability and cash flow thresholds are met. The Company recorded expenses related to these arrangements of $0.8 million and $5.8 million for the three months ended June 30, 2021 and 2020, respectively, and $3.0 million and $12.4 million for the six months ended June 30, 2021 and 2020, respectively. These expenses, net of recoveries, are included in general, administrative and other expenses within the consolidated and combined statements of operations.
Aircraft and Other Services
In the normal course of business, the Company reimburses certain related parties for business use of their aircraft based on current market rates. Personal use of the aircraft is not charged to the Company. The Company recorded expense for aircraft reimbursements of $169 thousand for the three and six months ended June 30, 2021, and $3 thousand and $819 thousand for the three and six months ended June 30, 2020, respectively.

Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions
6.	Related Party Transactions
Due from Affiliates, Net
The Company considers its professionals and
non-consolidated
funds to be affiliates. Due from affiliates, net consists of the following:

	December 31, 2020	December 31, 2019
Management and BDC Part I Fees receivable	$78,586	$32,473
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	14,112	10,401

Total	$92,698	$42,874

Management fees, incentive fees, and administrative fees represent revenue that is earned from the Company’s affiliates. The related accounts receivable is included within due from affiliates, net within the consolidated statements of financial condition.
Administrative fees represent allocable compensation and expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. For reimbursable expenses in which the
Company is determined to be principal, during the years ended December 31, 2020, 2019 and 2018 the Company has recorded revenue of $13.0 million, $12.0 million and $6.8 million, respectively, within administrative, transaction and other fees on the consolidated statements of operations.
Employees and other related parties may be permitted to directly or indirectly invest in Owl Rock products alongside fund investors. Participation is limited to individuals who qualify under applicable securities laws.
Fee Waivers
The Company is party to fee waiver agreements with certain BDCs pursuant to which certain portions of management fee and BDC Part I Fee revenue are waived. The management fees and BDC Part I Fees are reported net of the fee waivers. For the year ended December 31, 2020 the Company waived management fees and BDC Part I Fees in the amount of $56.6 million and $74.8 million, respectively. For the year ended December 31, 2019, the Company waived management fees and BDC Part I Fees in the amount of $31.1 million and $46.4 million, respectively. For the year ended December 31, 2018, the Company waived management fees and BDC Part I Fees in the amount of $0.8 million and $2.4 million, respectively.
Expense Support Agreement
The Company is a party to an expense support agreement with one of the Owl Rock products. Pursuant to this agreement, the Company may not be reimbursed for certain of its expenditures made in connection with such fund until certain profitability and cash flow thresholds of the fund are achieved (“Expense Support”). During the years ended December 31, 2020, 2019 and 2018, Expense Support amounted to $18.7 million, $7.0 million and $1.3 million, respectively, and is included in general, administrative and other expenses within the consolidated statements of operations. These amounts are subject to recoupment from the Owl Rock product in the event certain criteria are met. As of December 31, 2020, 2019 and 2018, Expense Support recognized during the years ended December 31, 2020, 2019 and 2018, respectively, had not been reimbursed.
Aircraft and Other Services
In the normal course of business, Owl Rock makes use of aircraft owned by affiliates of Owl Rock and reimburses such affiliates for such use based on current market rates. Affiliates of Owl Rock bear the share of all operating, personnel and maintenance costs associated with the aircraft. Personal use of the aircraft is not charged to Owl Rock. The transactions described herein are not material to the consolidated financial statements.